UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-3627

                        Greenspring Fund, Incorporated
              (Exact Name of Registrant as Specified in Charter)

                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (410)823-5353

                       Mr. Charles vK. Carlson, President
                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
                     (Name and address of Agent for Service)

                   Date of fiscal year end: December 31, 2009

                   Date of reporting period: June 30, 2009


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.








				                       Item 1. Proxy Voting Record 07/01/08-06/30/09

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
                                          MEETING                                   PROPOSED	  VOTE  FOR/AGAINST FOR/AGAINST
    ISSUER	     	     TICKER    CUSIP	 DATE			MATTER VOTED ON		   BY	 	  CAST   ABSTAIN     MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
Prestige Brands		PBH	74112d101	08/05/08	1) Election of Directors	Management	08/04/08	For		For
									2) Ratify PWC as IA		Management	08/04/08	For		For

Michael Baker		BKR	057149106	09/09/08	1) Election of Directors	Management	08/19/08	For		For

Hercules			HPC	427056106	11/05/08	1) Adoption of agreement	Management	10/22/08	For		For
									   and plan of merger
									2) Adj. of meeting for		Management	10/22/08	For		For
									   further proxy solicitation

Allied Waste		AW	019589308	11/14/08	1) Adoption of agreement	Management	11/04/08	For		For
									   and plan of merger
									2) Adj. of meeting for		Management	11/04/08	For		For
									   further proxy solicitation

CKX, Inc.			CKXE	12562M106	12/18/08	1) Election of Directors	Management	12/08/08	For		For
									2) Ratify D&T as IA		Management	12/08/08	For		For

Ashland, Inc.		ASH	044209104	01/29/09	1) Election of Directors	Management	01/14/09	For		For
									2) Ratify PwC as IA		Management	01/14/09	For		For
									3) Amend Articles of Incorp.	Management 	01/14/09	For		For

Emerson Electric		EMR	291011104	02/03/09	1) Election of Directors	Management	02/02/09	For		For
									2) Ratify KPMG as IA		Management	02/02/09	For		For

Middleburg Financial	MBRG	596094102	01/20/09	1) Approval of amend. to	Management	01/07/09	For		For
									   Articles of Incorporation
									2) Adj. of meeting for		Management 	01/07/09	For		For
									   further proxy solicitation
									3) Other business			Management	01/07/09	For		For

Urstadt Biddle Prop.	UBA	917286205	03/05/09	1) Election of Directors	Management	02/26/09	For		For
									2) Ratify PKF as IA		Management	02/26/09	For		For

Southern National		SONA	843395104	04/23/09	1) Election of Directors	Management	04/15/09	For		For
Bancorp								2) Ratification of IA		Management	04/15/09	For		For

Pentair			PNR	709631105	04/30/09	1) Election of Directors	Management	04/20/09	For		For
									2) Approval of executive	Management	04/20/09	For		For
									   officer performance plan
									3) Ratification of IA		Management	04/20/09	For		For

SunTrust Bank		STI	867914103	04/28/09	1) Election of Directors	Management	04/20/09	For		For
									2) Ratify E&Y as IA		Management	04/20/09	For		For
									3) Approval of 2009 Stock	Management	04/20/09	For		For
									   Plan
									4) Approval of exec. comp.	Management	04/20/09	For		For

Energen Corp.		EGN	29265N108	04/22/09	1) Election of Directors	Management	04/06/09	For		For
									2) Ratify PwC as IA		Management	04/06/09	For		For

Brush Engineered		BW	117421107	05/06/09	1) Election of Directors	Management	04/06/09	For		For
Materials								2) Amend. Code of Regulations	Management	04/06/09	For		For
									3) Ratify E&Y as IA		Management	04/06/09	For		For

Suncor Energy		SU	867229106	04/23/09	1) Election of Directors	Management	04/08/09	For		For
									2) Re-appt. of PwC as auditor	Management	04/08/09	For		For

EOG Resources		EOG	26875P101	04/29/09	1) Election of Directors	Management	04/15/09	For		For
									2) Ratify D&T as IA		Management	04/15/09	For		For

Middleburg Financial	MBRG	596094102	04/22/09	1) Election of Directors	Management	04/08/09	For		For
									2) To approve executive		Management	04/08/09	For		For
									   compensation

OceanFirst Financial	OCFC	675234108	05/07/09	1) Election of Directors	Management	04/30/09	For		For
									2) Ratify KPGM as IA		Management	04/30/09	For		For
									3) App. senior executive	Management	04/30/09	For		For
									   officers' compensation

Cardinal Financial	CFNL	14149F109	04/24/09	1) Election of Directors	Management	04/16/09	For		For

Cal Dive			DVR	12802T101	05/12/09	1) Election of Directors	Management	05/06/09	For		For
International

ConocoPhillips		COP	20825C104	05/13/09	1) Election of Directors	Management	05/06/09	For		For
									2) Ratify E&Y as IA		Management	05/06/09	For		For
									3) App. 2009 Omnibus Stock	Management	05/06/09	For		For
									   and Perf. Incentive Plan
									4) Universal Health Care	Shareholder	05/06/09	Against	For
									   Principles
									5) Advisory Vote on Exec.	Shareholder	05/06/09	For		Against
									   Compensation
									6) Political Contributions	Shareholder	05/06/09	Against	For
									7) Greenhouse Gas Reduction	Shareholder	05/06/09	Against	For
									8) Oil Sands Drilling		Shareholder	05/06/09	Against	For
									9) Director qualifications	Shareholder	05/06/09	Against	For

Rosetta Resources		ROSE	777779307	05/08/09	1) Election of Directors	Management	04/30/09	For		For
									2) Ratify PWC as IA		Management	04/30/09	For		For
									3) To approve amended/retated	Management	04/30/09	For		For
									   Long-Term Incentive Plan

Republic Services		RSG	760759100	05/14/09	1) Election of Directors	Management	05/06/09	For		For
									2) Ratify E&Y as IA		Management	05/06/09	For		For
									3) Approval of Executive	Management	05/06/09	For		For
									   Incentive Plan
									4) Approval of 2009 Employee	Management	05/06/09	For		For
									   Stock Purchase Plan

Assurant, Inc.		AIZ	04621X108	05/14/09	1) Election of Directors	Management	05/06/09	For		For
									2) Appt. of PWC as IA		Management	05/06/09	For		For
									3) Approval of restated
									   Certificate of Incorp.	Management	05/06/09	For		For

BCSB Bankcorp, Inc.	BCSB	055367106	05/20/09	1) Election of Directors	Management	05/14/09	For		For
									2) Ratify Stegman & Co. as IA	Management	05/14/09	For		For
									3) Approval of 2009 Equity	Management	05/14/09	For		For
									   Incentive Plan
									4) Approval of compensation
									   of named executive off.	Management	05/14/09	For		For

NGP Capital Resources	NGPC	62912R107	05/13/09	1) Election of Directors	Management	05/06/09	For		For
									2) Authorize company to		Management	05/06/09	For		For
									   offer and issue warrants
									   exercisable for shares
									   of common stock


PPL Corporation		PPL	69351T106	05/20/09	1) Election of Directors	Management	05/14/09	For		For
									2) Ratify appt. of IA		Management	05/14/09	For		For
									3) Annual election of		Shareholder	05/14/09	For		Against
									   directors

Rudolph Technologies	RTEC	781270103	05/19/09	1) Election of Directors	Management	05/14/09	For		For
									2) Approve 2009 Stock		Management	05/14/09	For		For
									   Incentive Plan
									3) Approve 2009 Employee	Management	05/14/09	For		For
									   Stock Purchase Plan
									4) Ratify E&Y as IA		Management	05/14/09	For		For

PartnerRe Ltd.		PRE	G6852T105	05/22/09	1) Election of Directors	Management	05/14/09	For		For
									2) To re-appoint D&T as IA	Management	05/14/09	For		For
									3) To approve 2009 Employee	Management	05/14/09	For		For
									   Share Plan
									4) To approve amendments	Management	05/14/09	For		For
									   to 2003 Non-Employee
									   Director Share plan
									5) To approve extension of	Management	05/14/09	For		For
									   term applicable to shares
									   remaining under Swiss Share
									   Plan
									6a)To eliminate supermajority	Management	05/14/09	For		For
									   voting requirements for
									   amalgamations in By-Laws
									6b)To approve advance notice	Management	05/14/09	For		For
									   provision in By-Laws
									6c)To approve certain limit.	Management	05/14/09	For		For
									   on voting/ownership in
									   By-Laws
									6d)To approve indemnification	Management	05/14/09	For		For
									   provision in By-Laws
									6e)To approve election,		Management	05/14/09	For		For
									   disqualification and
									   removal of director
									   provision in By-Laws
									6f)To approve other changes	Management	05/14/09	For		For
									   to By-Laws

American National		AMNB	027745108	05/19/09	1) Election of Directors	Management	05/14/09	For		For
Bankshares								2) Declassification of Board	Shareholder	05/14/09	For		Against

W.R. Berkley		WRB	084423102	05/19/09	1) Election of Directors	Management	05/18/09	For		For
									2) To approve 2009 Long-Term	Management	05/18/09	For		For
									   Incentive Plan
									3) To approve 2009 Directors	Management	05/18/09	For		For
									   Stock Plan
									4) Ratify KPGM as IA		Management	05/18/09	For		For

Rush Enterprises		RUSH	781846308	05/19/09	1) Election of Directors	Management	05/14/09	For		For
									2) Ratify E&Y as IA		Management	05/14/09	For		For

Tessera Technologies	TSRA	88164L100	05/19/09	1) Election of Directors	Management	05/14/09	For		For
									2) To approve Stock Option	Management	05/14/09	For		For
									   Exchange Program
									3) Ratify PWC as IA		Management	05/14/09	For		For

FTI Consulting		FCN	302941109	06/03/09	1) Election of Directors	Management	05/21/09	For		For
									2) Approve amended Deferred	Management	05/21/09	For		For
									   Compensation Plan
									3) Ratify KPMG as IA		Management	05/21/09	For		For

First Potomac		FPO	33610F109	05/21/09	1) Election of Directors	Management	05/14/09	For		For
Realty								2) Approve 2009 Equity		Management	05/14/09	For		For
									   Compensation Plan
									3) Approve 2009 Employee	Management	05/14/09	For		For
									   Share Purchase Plan
									4) Ratify KPMG as IA		Management	05/14/09	For		For

Michael Baker		BKR	057149106	05/28/09	1) Election of Directors	Management	05/21/09	For		For

Emcor Group			EME	29084Q100	06/16/09	1) Election of Directors	Management	06/10/09	For		For
									2) Appt. of E&Y as IA		Management	06/10/09	For		For

Patriot National		PNBK	70336F104	06/17/09	1) Election of Directors	Management	06/10/09	For		For
Bancorp								2) Ratify appointment of	Management	06/10/09	For		For
									   McGladrey&Pullen as IA

Suncor Energy		SU	867229106	06/01/09	1) Election of Directors	Management	06/01/09	For		For
									2) Plan of Arrangement		Management	06/01/09	For		For
									3) Adoption of Stock Option	Management	06/01/09	For		For
									   Plan
									4) Re-appt. of PWC as IA	Management	06/01/09	For		For

Watsco, Inc.		WSO	9426222000	05/29/09	1) Election of Directors	Management	05/21/09	For		For
									2) Approve, adopt and ratify	Management	05/21/09	For		For
									   amended and restated
									   2001 Incentive Comp. Plan
									3) Approve amended Articles	Management	05/21/09	For		For
									   of Incorp. for vacancies
									   filled by Board be subject
									   to re-election at next
									   Annual Meeting
									4) Approve amended Articles	Management	05/21/09	For		For
									   of Incorp. to authorize
									   issuance of preferred stock

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